Segments - Revenue by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 75,842	$ 75,403
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	65,442	71,128
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 10,400	$ 4,275